Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company measures the fair value of money market funds based on quoted prices in active markets for identical securities. Investments also include commercial paper and government securities which are valued either based on recent trades of securities in inactive markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. The carrying amounts reflected in the condensed consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values, due to their short-term nature.
Assets measured at fair value on a recurring basis as of September 30, 2023 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$43,490	$43,490	$—	$—

Total	$43,490	$43,490	$—	$—

Assets measured at fair value on a recurring basis as of December 31, 2022 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$14,904	$14,904	$—	$—
Short-term investments:
Commercial paper	14,935	—	14,935	—
Government securities	3,980	—	3,980	—

Total	$33,819	$14,904	$18,915	$—

There were no liabilities measured at fair value on a recurring basis as of September 30, 2023 or December 31, 2022.
There were no changes in valuation techniques, nor were there any transfers among the fair value hierarchy levels during the nine months ended September 30, 2023 or during the year ended December 31, 2022.

3. Fair Value Measurements
The Company measures the fair value of money market funds based on quoted prices in active markets for identical securities. Investments also include commercial paper and government securities that are valued either based on recent trades of securities in inactive markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. The carrying amounts reflected in the consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values, due to their short-term nature.
Assets measured at fair value on a recurring basis as of December 31, 2022 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$14,904	$14,904	$—	$—
Short-term investments:
Commercial paper	14,935	—	14,935	—
Government securities	3,980	—	3,980	—

Total	$33,819	$14,904	$18,915	$—

Assets measured at fair value on a recurring basis as of December 31, 2021 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$71,579	$71,579	$—	$—
Short-term investments:
Corporate debt securities	12,078	—	12,078	—
Commercial paper	22,962	—	22,962	—

Total	$106,619	$71,579	$35,040	$—

There were no liabilities measured at fair value on a recurring basis as of December 31, 2022 or 2021. However, as outlined further within Note 10, “Preferred Stock”, the Company sold 20,424,108 shares of Series A Preferred Stock in June and July 2020 pursuant to a Series A Preferred Stock Purchase Agreement (the “Series A Agreement”). Included in the terms of the Series A Agreement was a right (the “Series A Tranche Right”) that was initially accounted for as a liability under ASC Topic 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and measured at fair value at each reporting period.
In July 2021, the holders of the Series A Preferred Stock elected to waive the milestone conditions outlined further within Note 10, “Preferred Stock”, and exercise the Series A Tranche Right. Accordingly, the holders purchased 20,424,108 additional shares of Series A Preferred Stock at a price of $2.24 per share. As a result, the preferred stock tranche liability was measured at fair value contemporaneously with the exercise of the Series A Tranche Right. The Company utilized the market-adjusted equity method and the option-pricing method to determine the fair value of the Series A Preferred Stock being purchased under the Series A Tranche Right. Based upon this valuation, the Company determined that a preferred stock tranche asset existed in the amount of $2.5 million due to the fair value of the Series A Preferred Stock being $2.12 per share, an amount less than the contractual purchase price. As a result of the change in the fair value of the preferred stock tranche asset, the Company recognized a $13.5 million gain in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021. The preferred stock tranche asset was then extinguished in conjunction with the issuance of the related Series A Preferred Stock.
The following table provides a reconciliation of the preferred stock tranche liability (in thousands):

Preferred Stock Tranche Liability
Balance at December 31, 2020	$(11,054)
Change in fair value upon exercise of Series A Tranche Right	13,505
Reclassification to Series A Preferred Stock upon extinguishment	(2,451)

Balance at December 31, 2021	$—

The estimates outlined above were based, in part, on subjective assumptions. Changes to these assumptions could have had a significant impact on the reported fair values of the preferred stock tranche liability and/or the preferred stock tranche asset.
There were no changes in valuation techniques, nor were there any transfers among the fair value hierarchy levels during the years ended December 31, 2022 or 2021.